EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to Summary Prospectus and Prospectus dated March 1, 2019 as revised June 18, 2019

The following changes are effective December 31, 2019:

1.  The following replaces “Portfolio Managers” under “Fund Summaries – Eaton Vance Short Duration High Income Fund”:

Portfolio Managers

Kelley Baccei, Vice President of Eaton Vance and BMR, has managed the Portfolio and Fund since March 2019.

Stephen Concannon, Vice President of Eaton Vance and BMR, has managed the Portfolio and Fund since December 2019.

2.  The following replaces the eleventh paragraph under “Management and Organization”:

The Fund and Portfolio are managed by Kelley Baccei and Stephen Concannon. Ms. Baccei and Mr. Concannon have managed the Fund and Portfolio since March 2019 and December 2019, respectively. Additional information about Ms. Baccei and Mr. Concannon appears under “Boston Income Portfolio” above.

December 16, 2019	34032 12.16.19

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2019 as revised June 18, 2019

Effective December 31, 2019, the following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Kelley Baccei
Registered Investment Companies	2	$1,714.2	0	$0
Other Pooled Investment Vehicles	1	$185.0	0	$0
Other Accounts	0	$0	0	$0
Stephen Concannon
Registered Investment Companies	3	$6,501.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Jeffrey Mueller*
Registered Investment Companies	6	$696.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$325.8	0	$0

*       As of April 30, 2019.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Income Fund of Boston
Kelley Baccei	None	$500,001 - $1,000,000
Stephen Concannon	$1 - $10,000	$100,001 - $500,000
Jeffrey Mueller*	None	None
Short Duration High Income Fund
Kelley Baccei	None	$500,001 - $1,000,000
Stephen Concannon**	None	$100,001 - $500,000

*       As of April 30, 2019.

**       As of October 31, 2019.

December 16, 2019